Payables, Accruals and Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Payables, Accruals and Provisions

	December 31,
	2017	2016
Trade payables	307	311
Accruals	1,477	1,517
Provisions (see note 21)	166	273
Other current liabilities	136	347
Total payables, accruals and provisions	2,086	2,448